Intangible assets and Crypto assets - Narrative and Useful Life (Details)	12 Months Ended
Dec. 31, 2025 USD ($) item
Finite-Lived Intangible Assets [Line Items]
Total crypto assets, net	$ 500,000
License fees	3,661,131
Payables in 2026	2,351,152
Payables in 2027	$ 1,309,979
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	19 years
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	9 years
License agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	1 year
License agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	19 years
Other Intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	2 years
Other Intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	9 years
Cryptocurrencies
Finite-Lived Intangible Assets [Line Items]
Total crypto assets, net	$ 500,000
Impairment charges	$ 0
WeCan Tokens
Finite-Lived Intangible Assets [Line Items]
Crypto assets, Number of tokens | item	195,788,312
Total crypto assets, net	$ 500,000